Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ (93,132,015)	$ (26,880,213)
Expected income tax (recovery) expense	$ (19,557,723)	$ (5,644,845)
Expected income tax (recovery) expense, percentage	21.00%	21.00%
Change in estimates in respect of prior periods	$ 1,473,299	$ 104,648
Change in estimates in respect of prior periods, percentage	(1.60%)	(0.40%)
Change in tax rate		$ 135,998
Change in tax rate, percentage	0.00%	(0.50%)
Change in fair value of derivative liability	$ 8,944,583	$ (176,059)
Change in fair value of derivative liability, percentage	(9.60%)	0.70%
Loss on warrant issuance	$ 1,358,495
Loss on warrant issuance, percentage	(1.50%)	0.00%
State and local taxes, net of federal benefit		$ (463,643)
State and local taxes, net of federal benefit, percentage	0.00%	1.70%
Convertible debentures	$ 775,040
Convertible debentures, percentage	(0.80%)	0.00%
Nondeductible interest	$ 612,379
Nondeductible interest, percentage	(0.70%)	0.00%
Loss (gain) on debt settlement		$ 37,723
Loss (gain) on debt settlement, percentage	0.00%	(0.10%)
Other	$ 685,638	$ 39,876
Other, percentage	(0.70%)	(0.10%)
Change in valuation allowance	$ 5,708,289	$ 4,427,712
Change in valuation allowance, percentage	(6.10%)	(16.50%)
Total		$ (1,538,590)
Income tax provision, percentage	0.00%	5.70%
Deferred tax assets:
Net operating loss carryforwards	$ 20,295,812	$ 9,692,247
Mining interests	4,856,139	7,097,179
EPA liabilities	2,712,725	2,282,217
Stream debenture		15,212,680
Lease liabilities	24,060	67,178
Silver loan	12,198,318
Plant and equipment	603,576
Other deferred tax assets	1,717,659	2,489,658
Total deferred tax assets	42,408,289	36,841,159
Valuation allowance	(42,251,751)	(35,631,961)
Total deferred tax assets	156,538	1,209,198
Deferred tax liabilities:
Deferred revenue
Convertible debentures		(429,087)
Right of use assets and lease obligations	(156,538)	(202,381)
Equipment		(577,730)
Unrealized foreign exchange gain
Total deferred tax liabilities	(156,538)	(1,209,198)
Net deferred tax liabilities